Schedule of estimate fair value of share options granted (Details) - $ / shares	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Subsequent Events [Abstract]
Weighted average estimated fair value per common share	$ 0.45
Weighted average exercise price of the warrant	$ 2.85
Weighted average expected life of the warrant	10 months 6 days